Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

We have an insider trading policy that prohibits our directors, executive officers, employees, independent contractors and consultants from purchasing or selling our securities while being aware of material, non-public information about the Company, as well as disclosing such information to others who may trade in securities of the Company. Our insider trading policy also prohibits our directors, executive officers, employees, independent contractors and consultants from engaging in hedging activities or other short-term or speculative transactions in the Company’s securities such as short sales, options trading, holding the Company’s securities in a margin account or pledging the Company’s securities as collateral for a loan, without the advance approval of our Chief Financial Officer. While the Company is not subject to the insider trading policy, the Company does not trade in its securities when it is in possession of material non-public information other than pursuant to previously adopted Rule 10b5-1 trading plans.